                       LINCOLN NATIONAL INCOME FUND, INC.

                            1999 Semi-Annual Report

                      LINCOLN INVESTMENT MANAGEMENT, INC.

                       This Page Intentionally Left Blank

TABLE OF CONTENTS
                                                             Page
-----------------------------------------------------------------
Manager Profile                                                 1
Investment Policies & Objectives                                1
President's Letter                                              2
Portfolio Performance                                           4
Total Fund Investments                                          4
Dividend History                                                4
Common Stock Market Prices
   & Net Asset Value History                                    5
Shareholder Meeting Results                                     6
FINANCIAL STATEMENTS:
   Statement of Net Assets                                      7
   Statements of Operations                                    17
   Statements of Changes in Net Assets                         18
   Statements of Cash Flows                                    19
   Financial Highlights                                        20
   Notes to Financial Statements                               22
Directors & Officers of the Fund                               28
Corporate Information                                          29

MANAGER PROFILE

Throughout its history, your Fund has been managed by investment affiliates of Lincoln National Corporation. Today, Lincoln Investment Management, Inc. (LIM) brings to the Fund the skills and expertise that it has developed through management of client assets for Lincoln National Corporation, as well as pension plans, foundations, endowments, and other clients.
   LIM invests in nearly all domestic capital markets and has developed an increasing international investment presence. LIM currently has approximately $38 billion in assets under management. The amount and breadth of this investment expertise allows LIM to deliver substantial value to the investment process.

   LIM also believes in the need for consistency in investment strategy and the personnel involved in implementing those strategies. We are pleased to say that the individuals involved with your Fund over the past 18 years are still with Lincoln today and have senior positions affecting the investment results of the Fund.
   In February of 1995, David C. Fischer assumed the portfolio management role for the Lincoln National Income Fund, Inc. Mr. Fischer, who joined LIM in 1988, has extensive experience in the investment industry. Mr. Fischer earned his MBA from Indiana University in 1986 and is a Certfied Public Accountant (CPA) and Chartered Financial Analyst (CFA).

INVESTMENT POLICIES & OBJECTIVES

The Fund's primary investment objective is to provide a high level of current income from interest on fixed-income securities. A secondary objective is to obtain long-term capital appreciation. Substantially, all of the Fund's net investment income will be distibuted through regular dividends to shareholders. Net realized gains, if any, will be distributed annually in cash, provided the Fund does not have a capital loss carryforward.
   The investment portfolio will have a significant component of private placement investments in fixed-income securities. Some of these may have equity participation rights either through warrants or convertible features. The Fund also will invest in publicly traded fixed-income securities and high-yield equity securities.
   The Fund may borrow to purchase securities in an amount not exceeding 20 percent of net assets. The Fund also may invest in non-dollar denominated securities, however, as of June 30, 1999, has chosen not to do so.

PRESIDENT'S LETTER

Dear Shareholder:

With a continuation of interest rate increases in the second quarter as in the first quarter, 1999 remains a difficult year for bonds. Every broad bond index has experienced negative total returns. Lincoln National Income Fund has had a net asset value (NAV) total return of -2.43%, slightly worse than the Lehman Corporate Index return of -2.26%. Bond prices have gone down in 1999 as the U.S. economy has remained robust, with bond market participants anticipating tighter Federal Reserve Board (Fed) monetary policy to slow economic growth. The Fed did indeed tighten policy in late June with a 0.25% increase in the Fed Funds rate to 5%. However, somewhat surprisingly, the Fed changed their policy stance from a tightening bias to a neutral bias. Notwithstanding this change in policy stance, the bond market remains very divided on the future course of Fed policy and interest rate moves.

Although outperforming Treasuries in the first quarter, corporate bonds suffered due to heavy supply and buyer apathy in May and June, and now have about equal performance with Treasuries for year-to-date 1999. Credit conditions in 1999, however, are much tamer than tumultuous 1998.

We continue to trim our holdings of Global Crossing common stock (ticker: GBLX). We obtained the stock from warrants as part of our mezzanine financing with Global Crossing in 1997. The company made a tender offer in June, with 2,418 of our 13,340 shares tendered at a price of $62.75 per share. We felt this was an incredible value since the stock has been trading in the mid $40's lately. We would have tendered more at that price if we could, but that is all the company would take.

We believe the bond market has been sufficiently penalized for inflation fears, but expect the Fed will need to make one more tightening move this year. This could lead to a calmer period for fixed-income securities and possibly allow a gradual decline in interest rates at the longer end of the yield curve.

We expect the credit environment to be relatively benign, as we see no recession likely over the next twelve months. However, some credit spread volatility is anticipated as we forecast some Y2K jitters as the year wears on. Nonetheless, we expect corporate bonds and other "spread products" to approximately "collect coupon" vis-a-vis Treasuries. We deem the current positioning of the Fund to be an appropriate risk posture given our forecasted environment.

Sincerely,

/s/ H. Thomas McMeekin
----------------------

H. Thomas McMeekin
President
July 26, 1999

ASSET CLASSIFICATION -  (UNAUDITED)
As of June 30, 1999

                                                                     (DOLLARS IN
                                                                      MILLIONS)
--------------------------------------------------------------------------------
Public Debt                                                  69.87%     $91.6
Private Placements                                           20.67%     $27.1
Government/Gov't Agency                                       4.27%      $5.6
Short-Term Investments                                        1.98%      $2.6
Other Assets                                                  1.76%      $2.3
Equities/Partnerships                                         1.45%      $1.9
                                                                       $131.1

DISTRIBUTION BY QUALITY
As of June 30, 1999

                                                                     (DOLLARS IN
                                                                      MILLIONS)
--------------------------------------------------------------------------------
              AAA                                             3.23%      $4.2
              AA                                              3.13%      $4.1
               A                                             20.30%     $26.6
              BBB                                            33.20%     $43.5
              BB                                              7.23%      $9.5
               B                                              2.49%      $3.3
          Not Rated                                           4.56%      $6.0
     Private Placements                                      20.67%     $27.1
   Short-Term Investments                                     1.98%      $2.6
           Equities                                           1.45%      $1.9
         Other Assets                                         1.76%      $2.3

PORTFOLIO PERFORMANCE (UNAUDITED)
As of June 30, 1999

The following table displays the net asset value total return for the Fund on a cumulative basis compared to the Lehman Corporate Bond Index and Standard & Poor's 500 Index of common stocks.

                                                                 YTD       1 YEAR      3 YEARS     5 YEARS     10 YEARS
-----------------------------------------------------------------------------------------------------------------------
Lincoln National Income Fund                                   (2.43%)      1.46%       25.68%      56.86%      138.71%
Lehman Corporate Bond Index                                    (2.26%)      2.70%       23.14%      45.32%      118.38%
Standard & Poor's 500*                                         11.67%      18.64%      104.69%     208.98%      331.70%

* Dividends Reinvested

TOTAL FUND INVESTMENTS
At Market or Fair Values As of June 30

                                                                   1999                    1998
                                                           (000)     % OF TOTAL    (000)      % OF TOTAL
--------------------------------------------------------------------------------------------------------
Public Debt Securities                                    $97,198          74%    $103,080          76%
Private Placement Securities                               26,603          20%      22,906          17%
Common Stocks & Warrants                                      467           1%          24           0%
Preferred Stocks                                            1,539           1%       2,666           2%
Short-Term Investments                                      2,600           2%       4,095           3%
Partnerships                                                  444           0%         394           0%
Other Assets                                                2,279           2%       2,166           2%
--------------------------------------------------------------------------------------------------------
   Total Net Assets                                      $131,130         100%    $135,331         100%

DIVIDEND HISTORY

The Fund in its lifetime has distributed common dividends of $30.41 per share which represents 243.3 percent of its offering price of $12.50 per share as adjusted for the 1993 common stock split. On February 27, 1992 the Fund changed its policy of retaining long-term capital gains to one of distributing them. Previous year retentions allowed the Fund to grow its assets by $6,490,687 which is net of capital gains tax. The table below shows the common dividend per share history as adjusted for the two-for-one stock split.
                                 ANNUAL                                  ANNUAL
YEAR                            DIVIDEND               YEAR             DIVIDEND
--------------------------------------------------------------------------------
1976 and Prior                   $3.15                 1988               $1.23
1977                              0.90                 1989                1.17
1978                              0.90                 1990                1.18
1979                              0.92                 1991                1.15
1980                              0.97                 1992                1.68
1981                              1.04                 1993                1.77
1982                              1.12                 1994                1.28
1983                              1.14                 1995                1.32
1984                              1.20                 1996                1.47
1985                              1.27                 1997                1.52
1986                              1.17                 1998                1.10
1987                              1.52                 1999                0.24*

* Dividends paid as of June 30

COMMON STOCK MARKET PRICES AND NET ASSET VALUE HISTORY
(Unaudited)

1999

                         MARKET PRICES AND VOLUMES                   NET ASSET VALUE
                 HIGH        LOW        CLOSE       VOLUME      HIGH        LOW       CLOSE
-------------------------------------------------------------------------------------------
1st Quarter    $14.125     $13.063     $13.438     280,700     $13.43     $12.99     $13.24
2nd Quarter     13.500      11.500      11.750     354,081      13.39      12.70      12.83

1998

                         MARKET PRICES AND VOLUMES                   NET ASSET VALUE
                 HIGH        LOW        CLOSE       VOLUME      HIGH        LOW       CLOSE
-------------------------------------------------------------------------------------------
1st Quarter    $14.000     $13.125     $13.875     378,500     $13.76     $13.58     $13.75
2nd Quarter     14.188      13.438      14.063     300,000      13.82      13.52      13.69
3rd Quarter     14.375      12.938      14.375     315,400      13.90      13.43      13.90
4th Quarter     14.625      13.938      14.188     181,900      14.17      13.39      13.39

1997

                         MARKET PRICES AND VOLUMES                   NET ASSET VALUE
                 HIGH        LOW        CLOSE       VOLUME      HIGH        LOW       CLOSE
-------------------------------------------------------------------------------------------
1st Quarter    $13.000     $12.375     $12.750     498,900     $13.77     $13.42     $13.42
2nd Quarter     13.250      12.375      13.250     351,100      13.68      13.16      13.64
3rd Quarter     14.000      13.063      13.875     381,700      14.12      13.62      14.12
4th Quarter     14.000      12.875      13.063     335,200      14.19      13.43      13.43

1996

                         MARKET PRICES AND VOLUMES                   NET ASSET VALUE
                 HIGH        LOW        CLOSE       VOLUME      HIGH        LOW       CLOSE
-------------------------------------------------------------------------------------------
1st Quarter    $13.875     $12.875      $13.125    304,700     $14.32     $13.82     $13.83
2nd Quarter     13.250      12.375       13.000    239,200      13.88      13.36      13.71
3rd Quarter     13.125      12.125       13.000    275,300      13.77      13.43      13.77
4th Quarter     13.125      12.250       12.500    433,000      14.27      13.47      13.47

Shares are listed on the New York Stock Exchange under the trading symbol LND.

SHAREHOLDER MEETING RESULTS (UNAUDITED)

The Fund had its annual Shareholder meeting on April 23, 1999. Two proposals were presented to shareholders for vote. Proposal I "Election of Directors" and Proposal II "Ratification of the Selection of Auditor". A total of 5,639,679 shares of Common Stock (80.194% of the total outstanding shares) and 40,000 of Variable Term Preferred (VTP) stock shares (100.00% of the total outstanding shares) were voted. The following table highlights the results of the vote.

                                                                             NUMBER OF        NUMBER OF    NUMBER OF
                                                                          SHARES VOTED     SHARES VOTED       SHARES
                                                                                   FOR          AGAINST    ABSTAINED
------------------------------------------------------------------------------------------------------------------
PROPOSAL I
Election of Directors--Common Stock
   T. Bindley                                                               5,614,638         65,041            -
   A. Cepeda                                                                5,613,622         66,057            -
   R. Deshaies                                                              5,623,891         55,788            -
   C. Freund                                                                5,611,073         68,606            -
   T. McMeekin                                                              5,621,689         57,990            -
   J. Nick*                                                                 5,592,534         87,145            -
   D. Toll                                                                  5,608,768         70,911            -
Election of Directors--VTP
   T. Bindley                                                                  40,000              -            -
   R. Burridge                                                                 40,000              -            -
   A. Cepeda                                                                   40,000              -            -
   R. Deshaies                                                                 40,000              -            -
   C. Freund                                                                   40,000              -            -
   T. Mathers                                                                  40,000              -            -
   T. McMeekin                                                                 40,000              -            -
   J. Nick*                                                                    40,000              -            -
   D. Toll                                                                     40,000              -            -

PROPOSAL II
Ratification of the Selection of Auditor (PricewaterhouseCoopers LLP)       5,562,546          30,072       47,061

*resigned as of June 4, 1999

YEAR 2000 (UNAUDITED)

Like any other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if computer systems used by the Investment Manager and other service providers do not properly process and calculate date-related information and data on and after January 1, 2000. The Fund is taking steps to obtain satisfactory assurances that the Investment Manager and other major service providers are taking steps reasonably designed to address the Year 2000 issue with respect to the computer systems that such service providers use. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

LINCOLN NATIONAL INCOME FUND, INC.
STATEMENT OF NET ASSETS
AS OF JUNE 30, 1999
INVESTMENTS--NOTES A & B (UNAUDITED)                       PAR      MARKET OR
PUBLIC DEBT SECURITIES (74.2%)                           AMOUNT    FAIR VALUE
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE (1.6%)
Boeing Capital
     9.25%, 4/1/02                                     $1,000,000  $1,071,250
Raytheon
     6.55%, 3/15/10                                     1,000,000     966,250
                                                                    ---------
                                                                    2,037,500
                                                                    ---------

AIRLINES (4.0%)
American Airline
     9.83%, 1/1/02                                        730,110     776,932
AMR
     10.00%, 4/15/21                                    1,000,000   1,211,250
Delta Air Lines
     9.90%, 6/16/02                                     1,473,000   1,573,187
United Air Lines
     9.35%, 4/7/16                                      1,500,000   1,649,917
                                                                    ---------
                                                                    5,211,286
                                                                    ---------

BANKING (7.1%)
Banc One
     9.88%, 3/1/09                                      1,000,000   1,200,000
BankAmerica
     10.00%, 2/1/03                                     1,000,000   1,107,500
First USA Bank Wilmington Delaware
     7.65%, 8/1/03                                      1,000,000   1,040,000
Hong Kong & Shanghai Bank
     5.38%, 12/29/49                                      500,000     377,175
Household International
     6.85%, 9/10/04                                     1,610,000   1,620,063
Lloyds Bank PLC
     5.31%, 6/29/49                                     1,000,000     856,250
Mellon Capital I Notes
     7.72%, 12/1/26                                       400,000     391,000
NationsBank
     8.13%, 6/15/02                                     1,000,000   1,041,250
Standard Charter PLC
     5.50%, 11/29/49                                    1,000,000     660,100
Wells Fargo
     6.13%, 11/1/03                                     1,000,000     981,250
                                                                    ---------
                                                                    9,274,588
                                                                    ---------

BUILDING & MATERIALS (0.2%)
Toll Brothers
     8.75%, 11/15/06                                      250,000     253,125
                                                                    ---------
                                                                      253,125
                                                                    ---------

CABLE, MEDIA & PUBLISHING (4.9%)
K-III Communications
     8.50%, 2/1/06                                        250,000     257,188
News America Holdings
     9.25%, 2/1/13                                      1,000,000   1,141,250


The accompanying notes are an integral part of the financial statements.

                                                          PAR       MARKET OR
PUBLIC DEBT SECURITIES (CONTINUED)                       AMOUNT    FAIR VALUE
--------------------------------------------------------------------------------
CABLE, MEDIA & PUBLISHING (continued)
Tele-Communications
     9.25%, 1/15/23                                    $2,000,000  $2,207,500
Time Warner
     9.13%, 1/15/13                                     1,500,000   1,740,000
Walt Disney
     8.88%, 12/15/00                                    1,000,000   1,038,750
                                                                    ---------
                                                                    6,384,688
                                                                    ---------

CHEMICALS ( 0.2%)
ISP Holdings
     9.00%, 10/15/03                                      250,000     251,250
                                                                    ---------
                                                                      251,250
                                                                    ---------

ELECTRONICS & ELECTRICAL EQUIPMENT (0.2%)
Ametek
     7.20%, 7/15/08                                       250,000     231,875
                                                                    ---------
                                                                      231,875
                                                                    ---------

ENERGY (4.6%)
Ashland
     6.86%, 5/1/09                                        500,000     488,750
Coastal
     9.75%, 8/1/03                                      1,000,000   1,110,000
Enron
     9.50%, 6/15/01                                     1,000,000   1,056,250
Gulf Canada Resources
     9.63%, 7/1/05                                        250,000     256,875
Oryx Energy
     10.00%, 4/1/01                                     1,000,000   1,055,000
Pennzoil
     10.13%, 11/15/09                                   1,000,000   1,015,000
Sun
     9.38%, 6/1/16                                      1,000,000   1,105,000
                                                                    ---------
                                                                    6,086,875
                                                                    ---------

FINANCE (9.4%)
Avalon Bay Communities
     6.80%, 7/15/06                                       500,000     480,625
Chrysler Finance
     9.50%, 12/15/99                                    1,000,000   1,018,352
Dow Capital
     9.00%, 5/15/10                                     1,000,000   1,123,750
Duke Capital
     6.25%, 7/15/05                                     1,000,000     973,750
Fleet/Norstar Financial Group
     8.63%, 1/15/07                                     1,000,000   1,086,250
General Electric Capital
     8.75%, 5/21/07                                     1,000,000   1,125,000
General Motors Acceptance
     8.88%, 6/1/10                                      1,500,000   1,695,000
Goldman Sachs Group
     7.20%, 3/1/07                                        500,000     503,125


The accompanying notes are an integral part of the financial statements.

                                                          PAR       MARKET OR
PUBLIC DEBT SECURITIES (CONTINUED)                       AMOUNT    FAIR VALUE
--------------------------------------------------------------------------------

FINANCE (continued)
Greentree Financial
     8.65%, 1/15/20                                    $1,000,000  $1,018,551
Lehman Brothers Holdings
     7.38%, 5/15/07                                       500,000     502,500
Merrill Lynch Mortgage Investors
     10.00%, 3/15/10                                      350,045     373,651
Mid-America Finance
     6.38%, 9/1/05                                        500,000     475,781
Selkirk Cogen Funding
     8.65%, 12/26/07                                      963,405   1,010,232
SMA Finance
     6.40%, 11/16/06                                    1,000,000     977,813
                                                                   ----------
                                                                   12,364,380
                                                                   ----------

FOOD, BEVERAGE & TOBACCO (1.5%)
Chiquita Brands International
     9.63%, 1/15/04                                       250,000     250,000
Conagra
     7.40%, 9/15/04                                     1,500,000   1,526,250
Marsh Supermarket
     8.88%, 8/1/07                                        250,000     255,000
                                                                   ----------
                                                                    2,031,250
                                                                   ----------

FORIEGN GOVERNMENTS (1.2%)
Government of Venezuela
     9.25%, 9/15/27                                       500,000     322,500
Quebec Province
     11.00%, 6/15/15                                    1,000,000   1,078,750
Republic of Colombia
     7.63%, 2/15/07                                       300,000     226,500
                                                                   ----------
                                                                    1,627,750
                                                                   ----------

GOVERNMENT & GOVERNMENT AGENCY (4.2%)
Federal Home Loan Mortgage
     7.80%, 9/15/20                                       529,759     529,759
     7.00%, 9/17/31                                       874,867     864,005
Federal National Mortgage Association
     9.00%, 3/1/24                                        471,491     442,400
     6.50%, 12/1/27                                     1,681,374   1,627,255
Government National Mortgage Association
     9.00%, 8/15/21                                       574,878     616,197
     9.00%, 3/15/23                                     1,383,620   1,478,743
                                                                   ----------
                                                                    5,558,359
                                                                   ----------

HEALTHCARE & PHARMACEUTICALS (0.2%)
Beckman Instruments
     7.10%, 3/4/03                                        250,000     247,187
                                                                   ----------
                                                                      247,187
                                                                   ----------




The accompanying notes are an integral part of the financial statements.

                                                          PAR       MARKET OR
PUBLIC DEBT SECURITIES (CONTINUED)                       AMOUNT    FAIR VALUE
--------------------------------------------------------------------------------

INDUSTRIAL MACHINERY (0.9%)
AGCO
     8.50%, 3/15/06                                    $ 250,000   $  236,250
Caterpillar Tractor
     6.00%, 5/1/07                                     1,000,000      951,250
                                                                   ----------
                                                                    1,187,500
                                                                   ----------

INSURANCE (2.0%)
Allstate
     7.50%, 6/15/13                                    1,000,000    1,041,250
Conseco
     7.88%, 12/15/00                                     500,000      507,641
Nationwide
     9.88%, 2/15/25                                    1,000,000    1,132,500
                                                                   ----------
                                                                    2,681,391
                                                                   ----------
LEISURE, LODGING & ENTERTAINMENT (1.2%)
MGM Grand
     6.88%, 2/6/08                                     1,000,000      892,500
Speedway Motorsports
     8.50%, 8/15/07                                      250,000      257,188
Starwood Hotels & Resorts
     6.75%, 11/15/03                                     500,000      478,750
                                                                   ----------
                                                                    1,628,438
                                                                   ----------

METALS & MINING (3.2%)
Cyprus Amax Minerals
     7.38%, 5/15/07                                      500,000      468,750
EES Coke Battery
     7.13%, 4/15/02                                      316,000      317,185
Inco
     9.60%, 6/15/22                                    1,000,000      891,250
Noranda
     8.00%, 6/1/03                                     1,500,000    1,520,625
Pohang Iron & Steel
     7.13%, 11/1/06                                    1,000,000      947,500
                                                                   ----------
                                                                    4,145,310
                                                                   ----------

MISCELLANEOUS (2.3%)
Corp Andina
     7.75%, 3/1/04                                     1,000,000    1,012,500
Pemex 144A
     8.45%, 2/15/07                                    1,000,000      992,500
Service International
     6.00%, 12/15/05                                   1,000,000      922,500
                                                                   ----------
                                                                    2,927,500
                                                                   ----------

MORTGAGE BACKED (1.9%)
Citicorp Mortgage Securities
Series 1991-6 Class A
     8.75%, 5/25/21                                      500,000      507,969
Commercial Mortgage Asset Trust 1999-C1 A1
     6.25%, 8/17/06                                      987,621      965,091


The accompanying notes are an integral part of the financial statements.

                                                          PAR       MARKET OR
PUBLIC DEBT SECURITIES (CONTINUED)                       AMOUNT    FAIR VALUE
--------------------------------------------------------------------------------

MORTGAGE BACKED (Continued)
Countrywide Home Loans 1999-1
     6.50%, 3/25/29                                    $1,000,000  $  940,938
                                                                   ----------
                                                                    2,413,998
                                                                   ----------
PACKAGING & CONTAINERS (0.2%)
Container Corporation of America
     11.25%, 5/1/04                                       250,000     263,750
                                                                   ----------
                                                                      263,750
                                                                   ----------
PAPER & FOREST PRODUCTS (1.2%)
Georgia-Pacific
     9.50%, 5/15/22                                     1,500,000   1,610,625
                                                                   ----------
                                                                    1,610,625
                                                                   ----------

REAL ESTATE (3.1%)
Comp De DeSarollo
     10.19%, 5/31/11                                      500,000     425,000
Duke Realty
     7.05%, 3/1/06                                        500,000     480,625
ERP Operating
     6.63%, 4/13/05                                       400,000     373,000
Highwoods Realty
     7.00%, 12/1/06                                       600,000     564,000
     7.50%, 4/15/18                                       400,000     354,500
Irvine Apartment Communities
     7.00%, 10/1/07                                     1,000,000     867,500
Liberty Property
     7.10%, 8/15/04                                     1,000,000     990,000
                                                                   ----------
                                                                    4,054,625
                                                                   ----------

RETAIL (0.9%)
Sears Roebuck
     9.05%, 2/6/12                                      1,000,000   1,157,500
                                                                   ----------
                                                                    1,157,500
                                                                   ----------

TELECOMMUNICATIONS (3.0%)
MCI Communications
     7.50%, 8/20/04                                     1,000,000   1,031,250
Nynex
     9.55%, 5/1/10                                      1,388,122   1,542,551
Rogers Cantel
     9.38%, 6/1/08                                        250,000     263,125
Worldcom
     8.88%, 1/15/06                                     1,000,000   1,065,000
                                                                   ----------
                                                                    3,901,926
                                                                   ----------

TEXTILES, APPAREL & FURNITURE (1.0%)
Interface
     7.30%, 4/1/08                                        250,000     235,625
Whirlpool
     9.00%, 3/1/03                                      1,000,000   1,072,500
                                                                   ----------
                                                                    1,308,125
                                                                   ----------



The accompanying notes are an integral part of the financial statements.

                                                          PAR       MARKET OR
PUBLIC DEBT SECURITIES (CONTINUED)                       AMOUNT    FAIR VALUE
--------------------------------------------------------------------------------

TRANSPORTATION & SHIPPING (2.1%)
Federal Express
     9.88%, 4/1/02                                     $1,250,000  $1,348,438
NWA Trust
     10.23%, 6/21/14                                      444,627     488,534
US Freightways
     6.50%, 5/1/09                                      1,000,000     946,250
                                                                   ----------
                                                                    2,783,222
                                                                   ----------

UTILITIES (11.9%)
Avon Energy Partners Holdings
     7.05%, 12/11/07                                    1,000,000     991,250
BVPS II Funding
     8.33%, 12/1/07                                     1,490,000   1,542,150
Cleveland Electric
     7.63%, 8/1/02                                      1,000,000   1,020,000
Commonwealth Edison
     8.63%, 2/1/22                                      1,000,000   1,033,750
Connecticut Light & Power
     7.25%, 7/1/99                                        748,000     748,000
Consumers Energy
     6.50%, 6/15/05                                       500,000     496,875
Duquesne Light
     8.70%, 6/1/16                                        985,000   1,062,569
Empresa Nacional Electric
     7.75%, 7/15/08                                       450,000     424,125
Hyder
     6.88%, 12/15/07                                    1,000,000     971,250
New England Telephone & Telegraph
     9.00%, 8/1/31                                      1,000,000   1,078,750
Niagara Mohawk Power
     9.25%, 10/1/01                                       500,000     527,500
PacifiCorp
     7.00%, 7/15/09                                       500,000     502,500
     8.29%, 12/30/11                                    1,000,000   1,105,332
Philadelphia Electric
     7.13%, 9/1/02                                      1,500,000   1,524,375
PP&L Resources
     8.50%, 5/1/22                                        500,000     518,125
System Energy Resources
     7.80%, 8/1/00                                      1,000,000   1,007,500
Texas Utilities
     7.38%, 8/1/01                                      1,000,000   1,020,000
                                                                   ----------
                                                                   15,574,051
                                                                   ----------
   TOTAL PUBLIC DEBT SECURITIES (cost of $97,786,117)              97,198,074
                                                                   ----------




The accompanying notes are an integral part of the financial statements.

                                                          PAR       MARKET OR
PRIVATE PLACEMENT SECURITIES--DEBT (19.9%)               AMOUNT    FAIR VALUE
--------------------------------------------------------------------------------

ACCOUNTING FIRMS (0.8%)
Deloitte & Touche LLP
     7.41%, 10/1/11                                    $1,000,000  $  992,000
                                                                   ----------
                                                                      992,000
                                                                   ----------
AIRLINES (1.5%)
Northwest Airlines
     7.95%, 3/1/15                                      1,000,000   1,000,000
United Air Lines
     8.70%, 10/7/08                                       858,458     912,614
                                                                   ----------
                                                                    1,912,614
                                                                   ----------
BANKING (2.3%)
Anglo Irish Bank Corporation
     9.10%, 9/30/06                                     1,000,000   1,070,600
Banco Nacional de Mexico
     7.57%, 1/1/01                                        401,963     402,124
First Hawaiian Bank 144A
     6.93%, 12/1/03                                       500,000     504,375
Interbank/AKK Trust
     9.00%, 2/28/01                                       500,000     486,200
Wells Fargo Capital 144A
     8.13%, 12/1/26                                       500,000     503,125
                                                                   ----------
                                                                    2,966,424
                                                                   ----------

BUILDING & MATERIALS (0.2%)
Cemex 144A
     10.00%, 11/5/99                                      250,000     252,500
                                                                   ----------
                                                                      252,500
                                                                   ----------

CHEMICALS (1.2%)
Dow Chemical
     17.25%, 1/2/03                                     1,287,998   1,529,755
                                                                   ----------
                                                                    1,529,755
                                                                   ----------

CONSUMER PRODUCTS (0.1%)
Behr Process
     7.31%, 3/31/04                                       116,514     116,514
     7.56%, 3/31/05                                        77,676      77,676
                                                                   ----------
                                                                      194,190
                                                                   ----------

ELECTRONICS & ELECTRICAL EQUIPMENT (0.4%)
Spectrascan
     11.25%, 6/30/06                                      500,000     500,000
                                                                   ----------
                                                                      500,000
                                                                   ----------

FINANCE (6.0%)
Avianca Airline Ticket Receivable Trust
     8.75%, 12/24/05                                      500,000     496,050
DLJ Mortgage Acceptance Corporation
Series 1995-QT4 Class A
     8.18%, 6/26/25                                       928,454     242,559



The accompanying notes are an integral part of the financial statements.

                                                          PAR       MARKET OR
PRIVATE PLACEMENT SECURITIES--DEBT (continued)           AMOUNT    FAIR VALUE
--------------------------------------------------------------------------------

FINANCE (CONTINUED)
Fort Wayne Capital Trust 144A
     9.85%, 4/15/27                                    $1,000,000  $1,135,300
Guangdong International Trust & Investment 144A+
     8.75%, 10/24/16                                      500,000      50,000
Louis Dreyfus Corporation
     8.43%, 7/15/01                                     1,000,000   1,017,800
Merrill Lynch CLO 98 Pilgrim 2
     6.62%, 9/23/09                                     1,000,000   1,055,000
Mutual Fund Fee Trust IV
     7.99%, 1/31/05                                       561,129     558,660
NAL Auto Trust
     7.30%, 12/15/00                                       76,346      76,059
PM Holding
     13.50%, 10/30/04                                     500,000     500,000
Progress Cap Holdings 144A
     6.88%, 8/1/01                                      1,000,000   1,007,500
Refco Group
     8.21%, 5/16/02                                       600,000     610,020
Scotia Pacific 144A
     7.11%, 1/20/14                                       500,000     399,800
Union Acceptance Corporation
     8.53%, 8/1/02                                        800,000     741,000
                                                                   ----------
                                                                    7,889,748
                                                                   ----------

FOOD, BEVERAGE & TOBACCO (1.5%)
Cambuhy Export Trust
     8.12%, 7/5/01                                        249,953     248,303
Coca-Cola Femsa SA DE 144A
     9.40%, 8/15/04                                     1,000,000     976,600
Dairy Farmers of America Preferred Capital Trust
     7.38%, 10/2/12                                       500,000     475,000
Gruma SA DE CV 144A
     7.63%, 10/15/07                                      250,000     223,750
                                                                   ----------
                                                                    1,923,653
                                                                   ----------

LEISURE, LODGING & ENTERTAINMENT (1.1%)
New Boston Garden Corporation
     8.45%, 9/22/15                                       914,841     925,453
United States Playing Card Company
     12.00%, 11/18/04                                     500,000     500,000
                                                                   ----------
                                                                    1,425,453
                                                                   ----------

METALS & MINING (1.1%)
Centennial Resources+
     13.00%, 10/31/03                                     500,000           -
Soc Quimica Y Minera De 144A
     7.70%, 9/15/06                                     1,000,000     883,750
Steel Technologies
     8.52%, 3/1/05                                        500,000     508,250
Worthington Precious Metals
     13.50%, 10/30/04                                       6,270       6,270
                                                                   ----------
                                                                    1,398,270
                                                                   ----------



The accompanying notes are an integral part of the financial statements.

                                                          PAR       MARKET OR
PRIVATE PLACEMENT SECURITIES--DEBT (CONTINUED)           AMOUNT    FAIR VALUE
--------------------------------------------------------------------------------

MISCELLANEOUS (1.7%)
BEA
     0.00%, 6/15/10                                    $1,000,000  $  961,100
BSI Holdings
     10.25%, 9/30/05                                      299,697     299,697
Earle Palmer Brown
     14.00%, 12/16/04                                     500,000     389,250
Stackpole Magnetic Systems
     13.50%, 10/15/05                                     380,000     380,000
Turkiye Vakiflar Bankasi T.A.O.
     7.79%, 12/22/00                                      262,860     264,648
                                                                  -----------
                                                                    2,294,695
                                                                  -----------

NATURAL GAS (0.7%)
Suburban Propane L.P.
     7.54%, 6/30/11                                     1,000,000     982,900
                                                                  -----------
                                                                      982,900
                                                                  -----------

PAPER & FOREST PRODUCTS (1.0%)
Fibermark
     9.38%, 10/15/06                                      250,000     254,687
West Fraser Mills
     8.44%, 6/30/04                                     1,000,000   1,016,000
                                                                  -----------
                                                                    1,270,687
                                                                  -----------

REAL ESTATE (0.3%)
Carramerica Realty 144A
     6.63%, 3/1/05                                        400,000     374,000
                                                                  -----------
                                                                      374,000
                                                                  -----------
   TOTAL PRIVATE PLACEMENT DEBT (cost $27,260,548)                $25,906,889
                                                                  -----------
                                                          SHARE
PRIVATE PLACEMENT SECURITIES--EQUITIES (0.5%)            AMOUNT
--------------------------------------------------------------------------------
LEISURE, LODGING & ENTERTAINMENT (0.1%)
Bicycle Holdings                                                8     118,491
                                                                  -----------
                                                                      118,491
                                                                  -----------

MISCELLANEOUS (0.5%)
Stackpole Magnetic Systems Class B                        120,000     189,600
                                                                  -----------
                                                                      189,600
                                                                  -----------

WARRANTS (0.3%)
Centennial Coal*                                               41           -
Earle Palmer Brown Class A*                                    16       3,407
Earle Palmer Brown Class B*                                   511     111,729
Huron Technology*                                           6,200     145,695
PSC*                                                       16,250      23,563
Stackpole Magnetic Systems*                                54,582      86,239
WPM Holdings*                                                 110      17,215
                                                                  -----------
                                                                      387,848
                                                                  -----------
   TOTAL PRIVATE PLACEMENT EQUITIES (cost $444,700)                   695,939
                                                                  -----------



The accompanying notes are an integral part of the financial statements.

                                                          SHARE     MARKET OR
COMMON STOCK (0.4%)                                       AMOUNT    FAIR VALUE
--------------------------------------------------------------------------------
Global Crossing                                            10,922 $   466,574
                                                                  -----------
   TOTAL COMMON STOCK (cost $0)                                       466,574
                                                                  -----------

PREFERRED STOCKS (1.2%)
--------------------------------------------------------------------------------
Finance (1.2%)
Salomon Financing Trust                                   120,000     523,750
Transcanada Capital                                        40,000   1,015,000
                                                                  -----------
   TOTAL PREFERRED STOCKS (cost $1,542,000)                         1,538,750
                                                                  -----------

PARTNERSHIPS (0.3%)
--------------------------------------------------------------------------------
KBP Holdings*                                                   1     300,000
KBSI Partnership*                                               1     144,000
MDAS Investors*                                                 1           -
                                                                  -----------
   TOTAL PARTNERSHIPS (cost $443,622)                                 444,000
                                                                  -----------

   TOTAL LONG-TERM INVESTMENTS (cost $127,476,987)                126,250,226
                                                                  -----------

                                                          PAR
SHORT TERM INVESTMENTS (1.9%)                            VALUE
--------------------------------------------------------------------------------
Associates Corporation North America
     5.80%, 7/1/99                                  $1,100,000      1,100,000
Marsh USA
     5.15%, 7/8/99                                   1,500,000      1,500,000
                                                                 ------------

   TOTAL SHORT TERM INVESTMENTS (cost $2,600,000)                   2,600,000
                                                                 ------------

   TOTAL MARKET VALUE OF SECURITIES (98.4%) (cost $130,076,987)   128,850,226
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (1.6%)              2,279,872
                                                                 ------------
NET ASSETS (100.0%)                                              $131,130,098
                                                                 ------------
NET ASSET VALUE PER SHARE OF COMMON STOCK OUTSTANDING
 ($131,130,098 LESS VARIABLE TERM PREFERRED STOCK AT
 LIQUIDATION VALUE OF $40,000,000 DIVIDED BY 7,105,635
 SHARES OF COMMON STOCK  OUTSTANDING)                            $      12.83
                                                                 ============

Preferred Stock, par value $1.00 per share (authorized
 1,000,000 shares) Variable Term Preferred Stock (VTP),
 issued and outstanding 40,000 shares, liquidation
 preference $1,000 per share                                       40,000,000
Common Stock, par value $1.00 per share (authorized 10,000,000 shares), issued and 7,105,365 shares outstanding 7,105,635
 Proceeds in excess of par value of shares issued 83,140,735
 Undistributed realized gain on investments, net of taxes paid        584,540
Undistributed net investment income                                 1,525,949
Net unrealized depreciation of investments                         (1,226,761)
                                                                 ------------
   TOTAL NET ASSETS                                              $131,130,098
                                                                 ============
*Non-Income producing securities.
+Security is in default



The accompanying notes are an integral part of the financial statements.

LINCOLN NATIONAL INCOME FUND, INC.
STATEMENTS OF OPERATIONS
(Unaudited)

                                                                                                     SIX MONTHS ENDED JUNE 30
                                                                                                   ----------------------------
                                                                                                         1999         1998
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest                                                                                           $5,011,893  $5,297,358
   Dividends                                                                                              67,500     121,251
-------------------------------------------------------------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME                                                                             5,079,393   5,418,609

EXPENSES:
   Management fees                                                                                       593,942     571,831
   Variable term preferred stock fees                                                                     49,099      50,194
   Directors fees                                                                                         35,000      42,777
   Professional fees                                                                                      34,072      20,850
   Stock Transfer & dividend disbursing fees                                                               9,750      11,299
   New York Stock Exchange fee                                                                             8,713      17,670
   Printing and Postage                                                                                    7,333       2,704
   Postage and mailing fees                                                                                7,159      22,425
   Custodian and registrar fees                                                                            4,400       5,585
   Custody waiver                                                                                         (2,533)          -
   Other                                                                                                   1,892      14,783
-------------------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES                                                                                        748,827     760,118

   NET INVESTMENT INCOME                                                                               4,330,566   4,658,491
-------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on:
   Investment transactions                                                                               414,175     445,235
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
   Investments                                                                                        (6,038,836)   (348,511)
--------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                                                (5,624,661)     96,724
--------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                   $(1,294,095)  $4,755,215
--------------------------------------------------------------------------------------------------------------------------------



The accompanying notes are an integral part of the financial statements.

LINCOLN NATIONAL INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Unaudited)

                                                                                                   SIX MONTHS ENDED JUNE 30
                                                                                               --------------------------------
                                                                                                      1999          1998
-------------------------------------------------------------------------------------------------------------------------------

CHANGES FROM OPERATIONS:
Net investment income                                                                              $4,330,566     $4,658,491
Net realized gain on investments                                                                      414,175        445,235
Net change in unrealized appreciation (depreciation) on investments                                (6,038,836)      (348,511)
-------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                 (1,294,095)     4,755,215

CHANGES FROM CAPITAL SHARE TRANSACTIONS:
Par value of shares issued under dividend reinvestment plan                                            73,066        129,660
Proceeds in excess of par value for shares issued under dividend reinvestment plan                    902,311      1,631,720
-------------------------------------------------------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS                                975,377      1,761,380

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Common shareholders                                                                                (1,698,722)    (1,800,571)
Preferred shareholders                                                                               (987,489)    (1,117,164)
-------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                                             (2,686,211)    (2,917,735)

   TOTAL INCREASE (DECREASE) IN NET ASSETS                                                         (3,004,929)     3,598,860
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT BEGINNING OF PERIOD                                                                $134,135,027   $131,732,282
-------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS AT END OF PERIOD                                                                   $131,130,098   $135,331,142
-------------------------------------------------------------------------------------------------------------------------------



The accompanying notes are an integral part of the financial statements.

LINCOLN NATIONAL INCOME FUND, INC.
STATEMENTS OF CASH FLOWS
(Unaudited)

                                                                                                   SIX MONTHS ENDED JUNE 30
                                                                                               --------------------------------
                                                                                                      1999          1998
-------------------------------------------------------------------------------------------------------------------------------

OPERATING ACTIVITIES:
   Interest Received                                                                             $5,037,385     $5,270,274
   Dividends Received                                                                                67,500        122,379
   Operating Expenses Paid                                                                         (836,070)      (754,349)
   Purchase of investments securities                                                            (7,409,368)   (11,020,521)
   Proceeds from sale of investment securities                                                    6,580,167     12,812,715
   Net proceeds (purchase) of short-term investments                                                676,417       (802,302)
-------------------------------------------------------------------------------------------------------------------------------
   NET CASH PROVIDED BY OPERATING ACTIVITIES                                                      4,115,960      5,628,196

FINANCING ACTIVITIES:
   Proceeds received from dividend reinvestment plan                                                975,377      1,761,380
   Distributions paid to common and preferred shareholders                                       (4,995,944)    (7,630,308)
-------------------------------------------------------------------------------------------------------------------------------
   NET CASH USED IN FINANCING ACTIVITIES                                                         (4,020,567)    (5,868,928)
-------------------------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN CASH                                                                       95,393       (240,732)
-------------------------------------------------------------------------------------------------------------------------------
CASH AT BEGINNING OF PERIOD                                                                         408,587        441,065
-------------------------------------------------------------------------------------------------------------------------------
   CASH AT END OF PERIOD                                                                           $503,980       $200,333

RECONCILIATION OF INCREASE IN NET ASSETS
Resulting From Operations To Net Cash Provided By Operating Activities
Net increase (decrease) in net assets resulting from operations                                 $(1,294,095)    $4,755,215
RECONCILING ADJUSTMENTS:
   Net realized and unrealized (gain) loss on investments                                         5,624,661        (96,724)
   Net change of investment securities transactions                                                (152,855)       989,892
   Discount accretion on investment income receivable                                               (61,316)        (3,916)
   Increase (Decrease) in accrued investment income receivable                                       86,807        (23,168)
   Increase in accrued dividend receivable                                                                -          1,128
   Increase (Decrease) in accrued expenses                                                          (87,242)         5,769
-------------------------------------------------------------------------------------------------------------------------------
   NET CASH PROVIDED BY OPERATING ACTIVITIES                                                     $4,115,960     $5,628,196



The accompanying notes are an integral part of the financial statements.

LINCOLN NATIONAL INCOME FUND, INC.
FINANCIAL HIGHLIGHTS.

                                                            SIX MONTHS
                                                           ENDED JUNE 30                   YEAR ENDED DECEMBER 31,
                                                       ----------------------------------------------------------------------------
(SELECTED DATA FOR EACH COMMON STOCK                        (UNAUDITED)
 OUTSTANDING THROUGHOUT THE PERIOD)                            1999        1998         1997        1996         1995        1994
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $13.39      $13.43       $13.47      $14.22       $12.25      $14.63

Income from investment operations:
Net investment income                                           0.61        1.32         1.40        1.44         1.46        1.47
Net realized and unrealized gain (loss) on investments         (0.79)       0.06         0.39       (0.41)        2.17       (2.18)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                               (0.18)       1.38         1.79        1.03         3.63       (0.71)

Less dividends and distributions:
Dividends from net investment income
   To preferred shareholders                                   (0.14)      (0.31)       (0.22)      (0.24)       (0.29)      (0.27)
   To common shareholders                                      (0.24)      (1.04)       (1.21)      (1.21)       (1.16)      (1.20)

Distributions from net realized gains:
   To preferred shareholders                                    -          (0.01)       (0.09)      (0.07)       (0.05)      (0.02)
   To common shareholders                                       -          (0.06)       (0.31)      (0.26)       (0.16)      (0.08)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                            (0.38)      (1.42)       (1.83)      (1.78)       (1.66)      (1.57)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $12.83      $13.39       $13.43      $13.47       $14.22      $12.25
-----------------------------------------------------------------------------------------------------------------------------------

Per Share Market Value, End of Period                         $11.75      $14.19       $13.06      $12.50       $13.63      $10.75
Total Investment Return
   (based on Market Value)                                   (15.66%)     17.42%       17.12%       2.42%       39.07%     (19.80%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                     $131,130    $134,135     $131,732    $132,054     $137,163    $123,683
Ratio of expenses to average net assets                        1.14%*      1.16%        1.12%       1.11%        1.14%       1.19%
Ratio of net investment income to average net assets           6.56%*      6.20%        7.17%       7.32%        7.44%       7.31%
Portfolio Turnover                                             5.10%      19.78%       22.63%      22.73%       26.98%      33.64%

*Annualized


The accompanying notes are an integral part of the financial statements.

LINCOLN NATIONAL INCOME FUND, INC.
FINANCIAL HIGHLIGHTS

(SELECTED DATA FOR EACH SHARE OF COMMON STOCK                                 YEAR ENDED DECEMBER 31,
OUTSTANDING THROUGHOUT THE PERIOD)                             1993        1992         1991        1990         1989
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $14.18      $14.85       $13.40      $14.44       $13.35

Income from investment operations:
Net investment income (loss)                                    1.56        1.36         1.15        1.17         1.15
Net realized and unrealized gain (loss) on investments          0.92       (0.01)        1.45        1.03         1.11
-----------------------------------------------------------------------------------------------------------------------
   TOTAL FROM INVESTMENT OPERATIONS                             2.48        1.35         2.60        2.20         2.26

Reduction--Stock Rights Offering                                   -           -            -           -            -
Preferred Stock Underwriting Discounts and Offering Costs          -       (0.23)           -           -            -

Less dividends and distributions:
Dividends from net investment income
   To preferred shareholders                                   (0.19)      (0.08)        -           -            -
   To common shareholders                                      (1.31)      (1.31)       (1.15)      (1.18)       (1.16)

Distributions from net realized gains:
   To preferred shareholders                                   (0.07)      (0.03)        -           -            -
   To common shareholders                                      (0.46)      (0.37)        -           -           (0.01)
-----------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS                                         (2.03)      (1.79)       (1.15)      (1.18)       (1.17)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $14.63      $14.18       $14.85      $13.40       $14.44
-----------------------------------------------------------------------------------------------------------------------

PER SHARE MARKET VALUE, END OF PERIOD                         $15.00      $14.31       $13.81      $11.88       $12.94
Total Investment Return
   (based on Market Value)                                    17.17%      15.78%       25.96%       0.87%       18.80%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                     $113,181    $109,466      $72,752     $65,652      $70,740
Ratio of expenses to average net assets                        1.17%       1.00%        0.97%       0.97%        0.96%
Ratio of net investment income to average net assets           6.76%       7.56%        8.05%       8.49%        8.04%
Portfolio Turnover                                            43.72%      97.63%       15.07%      28.85%       44.46%




The accompanying notes are an integral part of the financial statements.

LINCOLN NATIONAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

NOTE A--SUMMARY OF ACCOUNTING POLICIES
Lincoln National Income Fund, Inc. (the "Fund"), is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company, incorporated under the laws of Maryland. Fund shares are listed on the New York Stock Exchange under the symbol LND.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

INVESTMENTS

   Cost represents original cost except in those cases where there is original-issue discount as defined by the Internal Revenue Service, and in those cases the cost figure shown is amortized cost. Original-issue discount is being amortized over the period to the next expected call date.
   Investments in equity securities traded on a national exchange are valued at their last reported sale price on the date of valuation; equity securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last reported bid price. Securities which are restricted in compliance with SEC Rule 144A, are valued at a composite price as determined by a pricing source. If a composite price from a pricing source is not available, values are based on the last reported mean price on the date of valuation from the issuance's underwriter or independent broker. Money market securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.
   Private placement securities are restricted as to resale. Except for certain private placement securities traded in a secondary market system for trading restricted securities, private placement securities have no quoted market values. The amounts shown as fair values for private placement securities with no available quoted market values represent values approved by the Board of Directors. Many factors are considered in arriving at fair value, including, where applicable, yields available on comparable securities of other issuers; changes in financial condition of the issuer; price at which the security was initially acquired; extent of a private market for the security; period of time before the security becomes freely marketable or becomes convertible; anticipated expense to the Fund of registration or otherwise qualifying the security for public sale; potential underwriting commissions if an underwriting would be required for sale; size of the issue and the proportion held by the Fund; if a convertible security, whether or not it would trade on the basis of its stock equivalent; and existence of merger proposals or tender offers involving the issuer.
   The Board of Directors of the Fund is composed, in part, of individuals who are interested persons (as defined in the Investment Company Act of 1940) of the Advisor or affiliated companies. Since the fee paid to the Advisor is affected by the valuation placed on securities held in the Fund's portfolio, valuations are approved by a majority of the Directors who are not interested persons.
   Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed. As of June 30, 1999, the Fund held $27,046,828 of fair valued securities, representing 20.1% of the Fund.

INCOME TAXES

It is the intention of the Fund to distribute substantially all net investment income and net short-term realized gains. The Fund therefore qualifies for tax treatment accorded to "regulated investment companies" as defined by the applicable provisions of the Internal Revenue Code. On such basis, under present law, the Fund will not incur any liability for income taxes on the portion of its net investment income and net short-term realized gains distributed to shareholders.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER

Security transactions are accounted for on the trade date for equity and debt securities. Cost of securities sold is determined on a specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis except for interest in default, or interest deferred by a change in the terms of the loan agreement, which is recorded when received.
   Distributions to common shareholders are recorded on the ex-dividend date and distributions to preferred shareholders are accrued daily and paid every 28 days.

NOTE B--INVESTMENTS

Private placement securities are restricted as to resale because these securities have not been registered with the Securities and Exchange Commission
(SEC). The terms under which private placement securities are acquired, however, sometimes provide for limited registration rights if requested by the security owner. These registration rights usually relate to common stock issued or issuable upon conversion of convertible securities or the exercise of warrants.

The following is a summary of registration rights pertaining to private placement securities held by the Fund:
   1) Common shares issuable upon conversion of convertible securities or exercise of warrants are entitled to at least one free registration and to certain free "piggyback" registration rights.
   2) Warrants owned by the Fund do not carry registration rights.
   3) All debt and preferred securities have no registration rights, but can be sold to other institutional investors after a minimum holding period, subject to certain requirements.

The following is a list of private placements with initial purchase date and cost amount:

PRIVATE PLACEMENTS--(UNAUDITED)

                                                                DATE OF             PAR                                 MARKET OR
PRIVATE PLACEMENT SECURITIES--DEBT                             PURCHASE           AMOUNT               COST             FAIR VALUE
------------------------------------------------------------------------------------------------------------------------------------
Anglo Irish Bank
   9.10%, 9/30/06                                               9/30/94         $1,000,000          $1,000,000          $1,070,600
Avianca Airline Ticket Receivable Trust
   8.75%, 12/24/05                                             12/24/97            500,000             500,000             496,050
Banco Nacional de Mexico
   7.57%, 1/1/01                                                11/5/96            401,963             401,948             402,124
BEA
   0.00%, 6/15/10                                               4/21/98          1,000,000             963,239             961,100
Behr Process
   7.31%, 3/31/04                                               7/15/97            116,814              116,814            116,514
   7.56%, 3/31/05                                               7/15/97             77,876               77,876             77,676
BSI Holdings
   10.25%, 9/30/05                                              1/23/98            330,000              330,000            299,697
Cambuhy Export Trust
   8.12%, 7/5/01                                                6/11/96            284,021              284,021            248,303
Carramerica Realty 144A
   6.63%, 3/1/05                                                2/18/98            400,000              397,956            374,000
Cemex 144A
   10.00%, 11/5/99                                             12/28/94            250,000              222,500            252,500
Centennial Resources
   13.00%, 10/31/03                                             8/29/96            500,000              500,000                  -
Coca-Cola Femsa SA DE 144A
   9.40%, 8/15/04                                                8/5/94          1,000,000            1,000,000            976,600
Dairy Farmers of America Preferred Capital Trust
   38%, 10/2/12                                                 10/2/98            500,000              500,000            475,000
Deloitte & Touche LLP
   7.41%, 10/1/11                                               9/25/96          1,000,000            1,000,000            992,000
DLJ Mortgage Acceptance Corporation Series 1995-QT4 Class A
   8.18%, 6/26/25                                               1/25/96            928,454              942,340            242,559
Dow Chemical
   17.25%, 1/2/03                                               3/25/92          1,287,998            1,396,983          1,529,755
Earle Palmer Brown
   14.00%, 12/16/04                                            12/31/98            500,000              389,162            389,250
Fibermark
   9.38%, 10/15/06                                              1/17/97            250,000              256,875            254,687
First Hawaiian Bank 144A
   6.93%, 12/1/03                                               5/28/97            500,000              488,050            504,375
Fort Wayne Capital Trust 144A
   9.85%, 4/15/27                                               4/14/97          1,000,000            1,000,000          1,135,300
Gruma SA DE CV 144A
   7.63%, 10/15/07                                              10/2/97            250,000              249,580            223,750
Guangdong International Trust & Investment 144A
   8.75%, 10/24/16                                             10/17/96            500,000              498,600             50,000
Interbank/ AKK Trust
   9.00%, 2/28/01                                                7/8/97            500,000              485,930            486,200

PRIVATE PLACEMENTS--(UNAUDITED)

                                                                DATE OF             PAR                                 MARKET OR
PRIVATE PLACEMENT SECURITIES--DEBT (continued)                 PURCHASE           AMOUNT               COST             FAIR VALUE
------------------------------------------------------------------------------------------------------------------------------------

Louis Dreyfus Corporation
   8.43%,07/15/01                                               7/20/94         $1,000,000          $1,000,000          $1,017,800
Merrill Lynch CLO 98 Pilgrim 2 144A
   6.62%, 9/23/09                                               4/14/98          1,000,000           1,000,000            1,055,000
Mutual Fund Fee Trust IV
   7.99%, 1/31/05                                               4/21/97            686,626             686,626              558,660
NAL Auto Trust
   7.30%, 12/15/00                                              9/26/96            121,372             121,296               76,059
New Boston Garden Corporation
   8.45%, 9/22/15                                               9/22/95            934,073             934,073              925,453
Northwest Airlines
   7.95%, 03/01/15                                              6/18/99          1,000,000           1,000,000            1,000,000
PM Holding
   13.50%, 10/30/04                                            10/31/98            500,000             483,000              500,000
Progress Cap Holdings 144A
   6.88%, 8/1/01                                                8/21/96          1,000,000           1,000,000            1,007,500
Refco Group
   8.21%, 5/16/02                                                5/8/95            800,000             800,000              610,020
Scotia Pacific 144A
   7.11%, 1/20/14                                                7/9/98            500,000             500,000              399,800
Soc Quimica Y Minera De 144A
   7.70%, 9/15/06                                               3/16/98          1,000,000           1,022,370              883,750
Spectrascan
   11.25%, 6/30/06                                              7/12/96            500,000             490,000              500,000
Stackpole Magnetic Systems
   13.50%, 10/15/05                                              9/1/95            380,000             351,500              380,000
Steel Technologies
   8.52%, 3/1/05                                                 2/6/95            500,000             523,100              508,250
Suburban Propane L.P.
   7.54%, 6/30/11                                                3/7/96          1,000,000           1,000,000              982,900
Turkiye Vakiflar Bankasi T.A.O.
   7.79%, 12/22/00                                             12/22/97            372,011             372,011              264,648
Union Acceptance Corporation
   8.53%, 8/1/02                                                6/23/97            800,000             812,728              741,000
United Air Line
   8.70%, 10/07/08                                               5/4/95            858,458             855,291              912,614
United States Playing Card Company
   12.00%, 11/18/04                                            11/18/94            500,000             470,000              500,000
Wells Fargo Capital 144A
   8.13%, 12/1/26                                               12/3/96            500,000             521,000              503,125
West Fraser Mills
   8.44%, 6/30/04                                               4/15/94          1,000,000           1,000,000            1,016,000
Worthington Precision Metals
   13.50%, 10/30/04                                             1/30/99              6,270               6,270                6,270
                                                                                                   -----------          -----------
Total Private Placement Debt                                                                       $26,394,139          $25,906,889
                                                                                                   -----------          -----------

                                                           DATE OF      NUMBER OF                    MARKET OR
PRIVATE PLACEMENT SECURITIES--EQUITIES                    PURCHASE        SHARES         COST       FAIR VALUE
----------------------------------------------------------------------------------------------------------------
Bicycle Holdings                                          11/18/94             8        $30,000      $118,491
Centennial Coal                                            8/29/96            41              -             -
Earle Palmer Brown Class A                                12/31/98            15          3,280         3,407
Earle Palmer Brown Class B                                12/31/98           492        107,587       111,729
Huron Technology                                           2/20/95         6,200        128,333       145,695
PSC                                                        7/12/96        16,250         10,000        23,563
Stackpole Magnetic Class B                                  9/1/95       120,000        120,000       189,600
Stackpole Magnetic Systems                                  9/1/95        54,582         28,500        86,239
WPM Holdings                                              10/30/98           110         17,000        17,215
                                                                                       --------      --------
Total Private Placement Equity                                                         $444,700      $695,939
                                                                                       --------      --------

The SEC requires that, as of the date a private placement security is acquired, the market value of an equivalent unrestricted security of the same company be provided. Since there are no comparable publicly traded securities of any of these companies outstanding, no such comparative values have been provided.
   The aggregate cost of investments purchased and the aggregate proceeds from investments sold (exclusive of short-term investments) amounted to $7,409,368 and $6,580,167 respectively, for the six months ended June 30, 1999.

NOTE C--MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under an agreement between the Fund and Lincoln Investment Management, Inc. (Advisor), the Advisor manages the Fund's investment portfolio, maintains its accounts and records, and furnishes the services of individuals to perform executive and administrative functions of the Fund. In return for these services, the Advisor receives a management fee of .1875% of net assets of the Fund as of the close of business on the last business day of the quarter (.75% on an annual basis) plus 1.50% of the net cash dividends and interest earned and actually received in cash less interest on borrowed funds and dividends paid on any senior security, including the Variable Term Preferred Stock.
   Certain officers and directors of the Fund are also officers or directors of the Advisor. The compensation of unaffiliated directors of the Fund is borne by the Fund. In addition, Delaware Service Company, which is an affiliate of the Advisor, provides accounting and administrative services for the Fund. Both parties are paid directly by the Advisor.

NOTE D--INCOME TAXES

The cost of investments for federal income tax purposes is the same as for book purposes. At June 30, 1999, the aggregate gross unrealized appreciation on investments was $3,725,322 and the aggregate gross unrealized depreciation was $4,952,083.

NOTE E--CAPITAL STOCK TRANSACTIONS

Transactions in capital stock were as follows:
                                                                SIX MONTHS ENDED
                                                                  JUNE 30, 1999
                                                                ----------------
Shares issued upon reinvestment of
  distributions from net
  investment income:                                                  73,066
                                                                      ------

NOTE F--VARIABLE TERM PREFERRED STOCK

During August 1992, the Fund issued 40,000 shares of Variable Term Preferred stock (VTP) at an offering price of $1,000 per shares. During 1992 the underwriting discount and other expenses incurred in the issuance of the preferred stock aggregated $1,120,016 and were recorded as a reduction of net assets applicable to common shares. Dividends are cumulative from the date of the original issue and reset every 28 days through an auction process. The Articles Supplementary, which establish and fix the rights and preferences of the VTP, places restrictions on the payments of dividends on the Funds common stock upon non-compliance with certain provisions of the Articles Supplementary, purchase of futures or options, issuance of debt, short sale of securities, mergers, changing the fund's pricing service and investing in reverse repurchase agreements, and requires the Fund to meet certain asset maintenance tests. The shares of the VTP may be redeemed at the option of the Fund in accordance with the terms of the Articles Supplementary. The mandatory redemption provisions of the Articles Supplementary require the Fund under certain conditions to redeem shares of the VTP if certain asset maintenance tests are not maintained or if credit rating provisions are not met.
   During the six months ended June 30, 1999, dividend rates have ranged from 4.25% to 4.85% and the average dividend rate was 4.73%.

NOTE G--MARKET AND CREDIT RISK

The Fund may invest in securities that have high market or credit risk. These Securities may be accompanied by a higher degree of susceptibility to adverse economic and competitive industry conditions

DIRECTORS & OFFICERS OF THE FUND

DIRECTORS            DESCRIPTIONS OF OCCUPATIONS AND RESPONSIBILITIES

Thomas L. Bindley    President, Bindley Capital Corporation; Director, Midas,
                     Inc.; Director, Lincoln National Convertible Securities
                     Fund, Inc., and Junior Achievement of Chicago

Richard M. Burridge  Chairman, The Burridge Group, Inc.; Director, Cincinnati
                     Financial Corporation; Lincoln National Convertible Securities Fund, Inc.; Chairman of the Board Fort Dearborn Income Securities, Inc.

Adela Cepeda         President, A.C. Advisory, Inc.; Commissioner, Chicago
                     Public Building Commission; Director, Lincoln National
                     Convertible Securities Fund, Inc.; Director and Vice
                     President, Harvard Club of Chicago.

Roger J. Deshaies    Senior Vice President, Finance, Bringham and Women's
                     Hospital (Harvard Medical School teaching affiliate);
                     Corporate Director of Partners Health System; Director,
                     Lincoln National Convertible Securities Fund, Inc.

Charles G. Freund    Chairman Emeritus of the Board of Directors, Success
                     National Bank; Director, Success Bancshares, Inc.;
                     Director, Mathers Fund, Inc.; Director, Lincoln National
                     Convertible Securities Fund, Inc.

Thomas N. Mathers    Director, Lincoln National Convertible Securities Fund,
                     Inc.; Vice President and Director, OFC Meadowood Retirement
                     Community.

H. Thomas McMeekin   Executive Vice President and Chief Investment Officer,
                     Lincoln National Corporation; President and Director,
                     Lincoln Investment Management, Inc. and Lincoln National
                     Convertible Securities Fund, Inc.; Executive Vice President and Chief Investment Officer--Fixed Income, Delaware
                     Investments; Director, The Lincoln National Life Insurance
                     Company, Lincoln National Investment Companies, Inc.,
                     Delaware Management Holdings, Inc., and Vantage Investment
                     Advisors, Inc.

Daniel R. Toll       Director, Kemper National Insurance Companies, Lincoln
                     National Convertible Securities Fund, Inc., & Mallinckrodt,
                     Inc.; Director, NICOR, Inc.; Corporate and Civic Director,
                     Brown Group, Inc.


OFFICERS

H. Thomas McMeekin   President
David A. Berry       Vice President
David G. Humes       Vice President, Treasurer & Controller
David C. Fischer     Vice President
Eric E. Miller       Secretary

CORPORATE INFORMATION

DIVIDEND DISBURSING AGENT, TRANSFER AGENT
AND REINVESTMENT PLAN AGENT

Equiserve--First Chicago Division
P.O. Box 2500
Jersey City NJ 07303-2500
1-800-317-4445

INVESTMENT ADVISOR

Lincoln Investment Management, Inc.
200 East Berry Street
Fort Wayne, IN 46802
(219) 455-2210

ADMINISTRATOR

Delaware Service Company
1818 Market Street
Philadelphia, PA 19103

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
2400 Eleven Penn Center
Philadelphia, PA 19103

STOCK EXCHANGE

The Fund's stock is traded on the New York Stock Exchange (NYSE) under the symbol of LND.

AUTOMATIC DIVIDEND REINVESTMENT PLAN

Any registered shareholder of Lincoln National Income Fund, Inc. may participate in the Automatic Dividend Reinvestment Plan (the Plan). If you are a beneficial owner whose shares are registered in the name of another (e.g., in a broker's "street name") and desires to participate in the Plan, you must become a registered holder by transferring the shares to your name.
   To participate in the Plan, you must complete and forward an authorization card to the Plan agent. This card authorizes the Plan agent to receive your dividends and other distributions from the Fund in additional shares of common stock. The additional shares will be issued by the Fund, if the net asset value per share is equal to or lower than the market price of the Fund's Common Stock plus brokerage commissions. If the net asset value per share is higher than the market price of the Fund's Common Stock plus brokerage commissions, the additional shares will be purchased in the open market and the cost of the brokerage commissions will be charged to each participant on a pro-rata basis. The Plan also allows the Plan agent to accept optional cash contributions. Each optional cash contribution by a participant must not be less than $100 and not more than $3,000 per dividend period and must be received by the Plan agent not less than five business days and no more than thirty days prior to the dividend payment date.
   Shares will be held by Equiserve, the Plan agent. You will receive a statement each time shares are distributed by the Fund or purchased for you.
   There is no direct charge for Plan participation. The administrative costs of the Plan are borne by the Fund.
   If your dividends and other distributions are reinvested, they will be subject to capital gains and income taxes as if they were paid to you in cash.
   You may terminate your participation in the Plan at any time by giving written notice to the Plan agent.
   For additional information on the Plan, please write Equiserve, P.O. Box 2500, Jersey City, NJ 07303-2500, or call 1-800-317-4445.

LINCOLN INVESTMENT MANAGEMENT, INC.
200 EAST BERRY STREET
FORT WAYNE, INDIANA 46802

Lincoln Investment Management, Inc. is
the investment manager for the Lincoln National
Income Securitites Fund, Inc.

LINCOLN NATIONAL INCOME FUND, INC.

1999 Semi-Annual Report

Form 12728-1 8/99